Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Entity Interactive Data Current	Yes
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	NXE
Entity Registrant Name	NexGen Energy Ltd.
Entity Central Index Key	0001698535
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Address, Country	CA
Entity Incorporation, State or Country Code	A1
Entity Common Stock, Shares Outstanding	525,340,525
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address, Address Line One	Suite 3150, 1021 West Hastings Street
Entity Address, City or Town	Vancouver, B.C.
Entity Address, Postal Zip Code	V6E 0C3
City Area Code	604
Local Phone Number	428-4112
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-38072
ICFR Auditor Attestation Flag	true
Entity Primary SIC Number	1090
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, Canada
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680